Share Capital (Details 2)	9 Months Ended	12 Months Ended
	Mar. 31, 2022 USD ($) $ / shares	Jun. 30, 2021 USD ($) $ / shares
Share Capital
Balance, options | $	13,750,784	13,525,784
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $ / shares	$ 1.29	$ 0.99
Options expired, options | $		(1,375,000)
Options expired, weighted average exercise price, option (in CAD per share) | $ / shares		$ 0.90
Options granted, options | $	1,070,000	1,600,000
Options granted, weighted average exercise price, option (in CAD per share) | $ / shares	$ 7.15	$ 3.40
Options exercised, options | $	(2,910,784)
Options exercised, weighted average exercise price, option (in CAD per share) | $ / shares	$ 0.98
Balance, options | $	11,910,000	13,750,784
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $ / shares	$ 1.87	$ 1.29